Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [Line Items]
Freight and custody	₩ 2,444,069	₩ 2,594,589	₩ 2,297,544
Sales commissions	94,092	102,114	68,138
Total Selling expenses	244,175	234,888	233,579
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	31,038	34,554	55,531
Operating expenses for distribution center	618	1,995	4,534
Sales commissions	94,092	102,114	68,138
Sales advertising	1,632	4,304	4,083
Sales promotion	10,729	9,887	9,503
Sample	2,181	2,436	2,234
Sales insurance premium	34,606	32,139	31,622
Contract cost	52,808	35,124	46,140
Others	16,471	12,335	11,794
Total Selling expenses	₩ 244,175	₩ 234,888	₩ 233,579